Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended		3 Months Ended	7 Months Ended
	Sep. 23, 2020	Aug. 28, 2020	Mar. 31, 2021	Dec. 31, 2020	Jul. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Business combination redeem					46.00%
CIK0001816090 FTAC Olympus Acquisition Corp.
Description of Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities			50.00%	50.00%
Public shares, without the prior consent			15.00%	15.00%
Business combination, description			If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest will be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s shareholders and board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.	If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest will be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s shareholders and board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
CIK0001816090 FTAC Olympus Acquisition Corp.
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)		$ 10.00	$ 10.00	$ 10.00
Transaction costs			$ 45,956,853	$ 45,956,853
Underwriting fees			15,000,000	15,000,000
Deferred underwriting fees			30,284,626	30,284,626
Deferred offering costs			672,227	672,227
Trust account			$ 754,743,760	$ 754,743,760
Business combination redeem			100.00%	100.00%
Aggregate fair market value, percentage			80.00%	80.00%
Business combination net tangible assets			$ 5,000,001	$ 5,000,001
Trust Account [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)			$ 10.00	$ 10.00
Initial Public Offering [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)		75,000,000
Share price (in Dollars per share)		$ 10.00
Gross proceeds		$ 750,000,000
Private Placement [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)		2,170,000
Share price (in Dollars per share)		$ 10.00
Gross proceeds		$ 21,700,000
Over-Allotment Option [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	474,376
Gross proceeds	$ 4,743,760